Remuneration and other benefits paid to key management personnel (Details) - Key management personnel - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Remuneration and other benefits paid to key management personnel
Fixed remuneration	$ 5,625	$ 4,494	$ 2,054
Variable remuneration	3,710	3,258	1,658
Contributions to pension plans and insurance policies	215	281	152
Share-based payments	1,738
Other remuneration	17	177	45
Total	11,305	8,210	3,909
Loans and advances granted	$ 0	0	$ 0
Former Executive Chairman
Remuneration and other benefits paid to key management personnel
Fixed remuneration		1,117
Variable remuneration		749
Contributions to pension plans and insurance policies		4
Severance benefit		$ 22,672